Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Preferred Stock [Abstract]
Schedule of conversation of stock
	Number of Convertible Preferred Series A	Number of Convertible Preferred Series A-1	Shares of Common Stock Received
Q4 2017	-	-	-
Q3 2017	132,200	1,860,561	66,426
Q2 2017	12,750	-	425
Q1 2017	240,250	-	8,009

Q4 2016	132,000	-	4,400
Q3 2016	75,500	-	2,517
Q2 2016	-	-	-
Q1 2016	100,000	-	3,334